Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000	100,000	100,000
Common stock, par value	$ 0.006	$ 0.006	$ 0.006
Common stock, shares authorized	180,000,000	180,000,000	180,000,000
Common stock, shares issued	3,160,877	853,946	560,140
Common stock, shares outstanding	3,160,877	853,946	560,140
Treasury stock, shares	5,954	5,954
Series C Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,200	1,200	1,200
Preferred stock, shares issued	100	100	100
Preferred stock, shares outstanding	100	100	100
Preferred stock, liquidation preference value	$ 510,000	$ 510,000	$ 510,000
Series D Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	220	220	220
Preferred stock, shares issued	40	40	40
Preferred stock, shares outstanding	40	40	40
Preferred stock, liquidation preference value	$ 12,000	$ 12,000	$ 12,000
Series E Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	3,500	3,500	3,500
Preferred stock, shares issued	267	3,326	3,458
Preferred stock, shares outstanding	267	3,326	3,458
Preferred stock, liquidation preference value	$ 1,788,319	$ 21,618,999	$ 21,618,999
Series F Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	2,200	2,200	2,200
Preferred stock, shares issued	0	358	361
Preferred stock, shares outstanding	0	358	361
Preferred stock, liquidation preference value		$ 2,277,509	$ 2,277,509
Series G Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	6,000	6,000	6,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Preferred stock, liquidation preference value	$ 5,000	$ 5,000	$ 5,000